Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2014
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the condensed consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the condensed consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Other long-term borrowings: The carrying amount of the floating rate loans approximates its fair value.

Ship Mortgage Notes: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.
Loans receivable from affiliates: The carrying amount of the floating rate loans approximates its fair value.
Due to related parties, long-term: The carrying amount of the floating rate payable approximates its fair value.

	June 30, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 61,288	$ 61,288	$ 82,835	$ 82,835
Restricted cash	$ 8,340	$ 8,340	$ 24,962	$ 24,962
Accounts receivable	$ 11,502	$ 11,502	$ 8,441	$ 8,441
Accounts payable	$ 2,205	$ 2,205	$ 1,577	$ 1,577
Due to related parties, short-term	$ 7,100	$ 7,100	$ 2,848	$ 2,848
Ship mortgage notes and premium	$ 671,905	$ 703,085	$ 610,000	$ 622,963
Other long-term debt	$ 580,270	$ 580,270	$ 544,448	$ 544,448
Due to related parties, long-term	$ 7,169	$ 7,169	$ 5,144	$ 5,144
Loans receivable from affiliates	$ 6,102	$ 6,102	$ 2,660	$ 2,660

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2014.

	Fair Value Measurements at June 30, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$ 61,288	$ 61,288	—		—
Restricted cash	$ 8,340	$ 8,340	—		—
Ship mortgage notes and premium	$ 703,085	$ 703,085	—		—
Other long-term debt(1)	$ 580,270	—	$ 580,270	(1)	—
Due to related parties, long-term(1)	$ 7,169	—	$ 7,169	(1)	—
Loans receivable affiliates	$ 6,102	—	$ 6,102	(1)	—

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$ 82,835	$ 82,835	—		—
Restricted cash	$ 24,962	$ 24,962	—		—
Ship mortgage notes and premium	$ 622,963	$ 622,963	—		—
Other long-term debt(1)	$ 544,448	—	$ 544,448	(1)	—
Due to related parties, long-term(1)	$ 5,144	—	$ 5,144	(1)	—
Loans receivable affiliates	$ 2,660	—	$ 2,660	(1)	—

(1) The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
The following table presents the Company's assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.
Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Derivatives (included under “Prepaid expenses and other current assets”)	$ 3,446	$ —	$ 3,446	$ —

Following the termination of the charter contracts of two MR2 product tankers in June 2013, Navios Acquisition had recorded as of December 31, 2013, an aggregate receivable of $4,623 pursuant to the rehabilitation plan of the defaulted charterer and managements' estimates, consisting of: (i) a derivative of $3,446 being the valuation of the shares that it had the right to receive; and (ii)$1,177 as a long term receivable.
As of March 31, 2014, management revalued the derivative at $2,258 using publicly available trading data and recognized a fair value loss of $1,188 in the condensed consolidated statement of operations. The management reassessed the recoverable amount of the receivable and recognized an impairment loss of $972 in the condensed consolidated statement of operations under “Impairment loss and loss on sale of vessel.”
In April 2014, Navios Acquisition agreed to sell the receivable for $2,463 and the cash was received within the second quarter of 2014.